Columbia Variable Portfolio – Managed Volatility Fund (“the Fund”)
Supplement dated January 31, 2013
to the Prospectus dated April 17, 2012, as supplemented

The information under the caption “Principal Investment Strategies of the Fund” in the “Summary the Fund” section is hereby replaced in its entirety with the following information:

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is a diversified fund that, under normal circumstances, pursues its investment objective by allocating its assets across equity and fixed income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. On December 31, 2012, the Fund’s actual effective equity market exposure was approximately 50% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
  derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);
  direct investments in exchange-traded funds (ETFs); and
  direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures)
  (collectively, the Tactical Assets).
The Fund’s “effective equity market exposure” (or EEME) includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) (based solely on the views of the Fund’s investment manager). Although the Fund’s actual EEME at December 31, 2012 was approximately 50% of its net assets, the Fund’s targeted EEME may, under normal circumstances, range from 0 to 70% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis.

The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed Income Underlying Funds) to gain exposure to equity and fixed income/debt asset classes, respectively. If the Fund invests, for example, 50% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 50% of its net assets exposed to the equity market and may have an EEME of 50% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 70% while maintaining a 50% allocation to Equity Underlying Funds.

As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).

In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund’s EEME and decrease the Fund’s effective fixed income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed income/debt market exposure.

Investment Process

Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
  Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
  Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation

Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed Income Underlying Funds (or some combination of the two).

The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.

Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.

Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund’s investment activities.

Tactical Allocation

Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures).

Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund’s exposures to equity and fixed income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) it’s EEME and, correspondingly, increase the Fund’s effective fixed income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.

The Fund may also seek to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.

The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund’s EEME.

The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund’s derivative transactions. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.

Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund within each asset class (equity, fixed income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds’ investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders. Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds are incorporated by reference into this prospectus and are available free of charge by calling 800.345.6611.

The information under the caption “Principal Risks of Investing in the Fund” in the “Summary of the Fund” section is hereby revised to add Derivatives Risk/Credit Default Swap Indexes Risk and to replace Volatility Risk with Volatility and Volatility Management Risk:

Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.

Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to Market Risk. Securities in the Fund’s portfolio and the Underlying Funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under “Principal Investment Strategies”, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.